Commitments & Contingencies	12 Months Ended
Mar. 31, 2018
Commitments & Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES

15 — COMMITMENTS & CONTINGENCIES

Operating lease commitments for office facility

The Company has leased office premises under various operating lease agreements. These leases have varying terms and renewal rights. The future aggregate minimum lease payments under operating leases are as follows:

Periods
For year ended March 31, 2019	$591,833
For year ended March 31, 2020	424,974
For year ended March 31, 2021	392,318
For year ended March 31, 2022	9,946
Thereafter	8,184
Total	$1,427,255

For the years ended March 31, 2018, 2017, and 2016, the Company incurred rental expenses under operating leases of $308,238, $114,096, and $64,494 respectively.

On February 2017, the Company has cancelled certain lease agreements prior to the end of the lease terms. The Company’s rent was waived by the unaffiliated third-party landlord of the property as the Company satisfied certain annual obligations according to the terms and conditions of the lease agreement. As of March 31, 2018, as a result of the cancellation of these lease agreements, the Company accrued rent expenses and penalties totaling $111,885 (RMB 770,950).

On January 2017, the Company entered into lease agreement for office space in Hong Kong for a duration of two years.

On February 2017, the Company entered into lease agreements for office space in Hangzhou, China for a duration of two years.

Leases commitments

The Company has leased motor vehicle under non-cancellable capital lease agreements which expired on January 2017.

For the years ended March 31, 2018, 2017, and 2016, the Company incurred interest expenses under capital leases of $0, $0, and $2,763, respectively.

Capital commitments

The Company entered into a contract with a general contractor for $1,174,338 (RMB 8,000,000) to perform leasehold improvements to an office space at a new building in the Yuehuangshan South Fund Village Area of Hangzhou. As of March 31, 2018, the Company had prepaid $755,466 (RMB 5,000,000) and under the terms of the contract, is required to pay an additional $418,872 (RMB 3,000,000). The prepayment has been classified as leasehold improvements under property, plant and equipment.

Risk, Uncertainties, and Contingencies

The Company has cash balances held at financial institutions located in China, PRC which are not federally insured deposit protection. Accordingly, the Company has a concentration of credit risk related to these uninsured bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area.

Customer accounts typically are collected within a short period of time, and based on its assessment of current conditions and its experience collecting such receivables, management believes it has no significant risk related to its concentration within its accounts receivable.

The Company has limited operating history while the Company is dependent upon certain related parties to provide continued funding and capital resources. If continued funding and capital resources are unavailable at reasonable terms, the Company may not be able to implement its plan of operations. The Company has significant outstanding receivables from related parties. If the related party balances were not repaid in a timely manner it may have negative effect on the Company’s operation. On October 9, 2016, Mr. Yu Han repaid $1,334,064 (RMB 8,917,562) to the Company.

The Company is incorporated in the Cayman Islands and considered as a foreign entity under PRC laws. Due to the restrictions on foreign investment and ownership on the business related to Internet content provision, telecom value-added services, financial services and others, the Company conducts its business through various contractual arrangements with its VIE that are generally owned and controlled by certain management members or founders of the Company. The VIE holds the licenses and approvals that are essential for their business operations in the PRC and the Company has entered into various agreements with the VIE and their equity holders such that the Company has the right to benefit from their licenses and approvals and generally has control of the VIE. In the Company’s opinion, the current ownership structure and the contractual arrangements with the VIE and their equity holders as well as the operations of the VIE are in substantial compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws, rules and regulations. Accordingly, the Company gives no assurance that PRC government authorities will not take a view in the future that is contrary to the opinion of the Company. If the current ownership structure of the Company and its contractual arrangements with the VIE and their equity holders were found to be in violation of any existing or future PRC laws or regulations, the Company’s ability to conduct its business could be impacted and the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changes in the PRC laws which may result in deconsolidation of the VIE.

The PRC market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to operate or invest in online and mobile commerce or other Internet related businesses, representing the principal services provided by the Company, in the PRC. The information and technology industries are highly regulated. Restrictions are currently in place or are unclear regarding what specific segments of these industries foreign owned enterprises, like the Company, may operate. If new or more extensive restrictions were imposed on the segments in which the Company is permitted to operate, the Company could be required to sell or cease to operate or invest in some or all of its current businesses in the PRC.

The Company’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to affect the remittance. If such foreign exchange control system prevents the Company from obtaining sufficient foreign currencies to satisfy its currency demands, the Company may not be able to pay dividends in foreign currencies and the Company’s ability to fund its business activities that are conducted in foreign currencies could be adversely affected.

The securities financing industry is heavily regulated by the PRC government. Various regulatory authorities of the PRC central government, such as the China Securities Regulatory Commission (the “CSRC”), State Administration for Industry and Commerce (the “SAIC”), the China Banking Regulatory Commission (the “CBRC”), the State Administration of Foreign Exchange (the “SAFE”), the State Administration of Taxation (the “SAT”), and the Supreme People’s Court (the “SPC”) have the authority to issue and implement regulations governing various aspects of the securities offerings. Currently, there are no regulations or rules specifically governing crowdfunding offerings in the PRC. Although on December 2014, a set of proposed private equity-based crowdfunding rules were promulgated by the Securities Association of China, an industry self-regulatory association, they are not yet finalized or adopted. Our crowdfunding platform currently only provides reward-based crowdfunding in the PRC market, and do not provide equity-based or debt-based crowdfunding in the PRC market. As such, the Company believes that it is not subject to the PRC proposed rules regarding equity-based crowdfunding.

The Company has acted on behalf of one of its client as part of an agent agreement to enter into various third-party suppliers’ and customers’ agreements. If any dispute is to be arose and unresolved between the client, third party suppliers, third-party customers, and the Company, the Company may be subject to potential obligation or held responsible for certain actions.

The Company has engaged third-party agents to collect and disburse certain cash which are held by the third-party agent as an escrow without insurance. Accordingly, the Company has a credit risk related to these uninsured deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area. If any dispute is to be arose and unresolved between the escrow agent, third-party suppliers, third-party customers, and the Company, the Company may be subject to potential obligation or held responsible for certain losses.

Fines and penalties by Housing Authority

According to the relevant PRC regulations on housing provident funds, PRC enterprises are required to contribute housing provident funds for their employees. The monthly contributions for HangZhou City is at 12% of each employee’s average monthly income in the previous year. The Company has not contributed such funds for its employees since its establishment and the accumulated unpaid amount is approximately $32,487 (RMB 216,280) as of March 31, 2018.

Under local regulations on collection of housing provident funds in Hangzhou City where the Company’s subsidiary, HangZhou LongYun, is located, the local housing authority may require the Company to rectify its non-compliance by setting up bank accounts and making payment and relevant filings for the unpaid housing funds for its employees within a specified time period. If the Company fails to do so within the specified time period, the local housing authority may impose a monetary fine of RMB 10,000 up to RMB 50,000 and may also submit to the local people’s court for enforcement. The Company’s employees may also be entitled to claim payment of such funds individually. The Company has received signed waivers from its employees to relinquish the withholding of the housing provident funds from their salary and agreed not to hold the Company responsible.

If the Company receives any notice from the local housing authority or any claim from our current and former employees regarding the Company’s non-compliance with the regulations, the Company will be required respond to the notice and pay all amounts due to the government, including any administrative penalties imposed, which would require the Company to divert its financial resources and/or impact its cash reserves, if any, to make such payments. Additionally, any administrative costs in excess of the payments, if material, may impact the Company’s operating results. To date, the Company has not received any notice from the local housing authority or any claim from our current and former employees.

Starting from April 2017, the Company started remitting the requisite housing provident fund payments for its employees based upon their monthly salaries. As such, the Company believes it will be in full compliance with all applicable PRC housing provident fund regulations.